Mergers and Acquisitions - Schedules (Details) - USD ($) $ in Millions	Aug. 31, 2016	Dec. 16, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill				$ 1,050	$ 1,123	$ 1,149
ETP Merger [Member]
Business Acquisition [Line Items]
Current assets			$ 171
Property and equipment			273
Goodwill			590
Intangible assets			70
Other noncurrent assets			1
Current liabilities			(154)
Other noncurrent liabilities			(255)
Net assets			696
MACS Acquisition [Domain]
Business Acquisition [Line Items]
Current assets			97
Property and equipment			464
Goodwill			119
Intangible assets			91
Other noncurrent assets			48
Current liabilities			(45)
Other noncurrent liabilities			(187)
Net assets			587
Net deemed contribution			(21)
Cash acquired			(61)
Total cash consideration, net of cash acquired			505
Aloha Acquisition [Member]
Business Acquisition [Line Items]
Current assets		$ 67
Property and equipment		128
Goodwill		106
Intangible assets		74
Other noncurrent assets		1
Current liabilities		(20)
Other noncurrent liabilities		(71)
Net assets		285
Cash acquired		(31)
Contingent consideration		(18)
Total cash consideration, net of cash acquired		$ 236
Sunoco LLC and Sunoco Retail [Member]
Business Acquisition [Line Items]
Current assets			1,436
Property and equipment			1,094
Goodwill			1,289
Intangible assets			476
Other noncurrent assets			2
Current liabilities			(787)
Other noncurrent liabilities			(347)
Net assets			3,163
Total cash consideration, net of cash acquired			2,951
Sunoco LLC [Member]
Business Acquisition [Line Items]
Net assets			1,027
Sunoco Retail LLC [Member]
Business Acquisition [Line Items]
Net assets			2,136
Susser [Member]
Business Acquisition [Line Items]
Net assets			1,669
Total cash consideration, net of cash acquired			$ 903
Emerge Energy Services L P [Member]
Business Acquisition [Line Items]
Net assets	$ 171
Total cash consideration, net of cash acquired	$ 171